Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2016
Accounting Policies [Abstract]
Basis of Accounting, Policy
Basis of Presentation

The consolidated financial statements as of June 30, 2016 and for the three and six month periods ended June 30, 2016 and 2015 are unaudited. The accompanying unaudited consolidated financial statements have been prepared by the Company in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial reporting. In the opinion of management, all adjustments (consisting of normal recurring adjustments) have been made that are necessary to present fairly the financial position, the results of its operations and cash flows. Operating results as presented are not necessarily indicative of the results to be expected for a full year. These financial statements and related notes should be read in conjunction with the financial statements and notes thereto included in the Company’s Form 20-F for the year ended December 31, 2015 filed on March 11, 2016 with the Securities and Exchange Commission

Consolidation, Policy
Principles of Consolidation

The operations of the Promotion Entities are consolidated with those of AGRL and its wholly owned subsidiaries and Iao Kun as of June 30, 2016 and December 31, 2015 and for the three and six month periods ended June 30, 2016 and 2015. Intercompany transactions and account balances have been eliminated. Unless otherwise indicated all currency amounts are in United States Dollars.

Fiscal Period, Policy	Fiscal Year End The fiscal year end of the Company is December 31.

Use of Estimates, Policy
Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and judgments that affect the reported amounts of assets and liabilities, revenues and expenses, and related disclosures of contingent assets and liabilities. These estimates and judgments are based on historical information, information that is currently available to management and on various other assumptions that management believes to be reasonable under the circumstances. The Company has made significant estimates of the contingent purchase price obligation for the King's Gaming, Bao Li Gaming and the Oriental VIP Room acquisitions and other intangible assets in these consolidated financial statements. Actual results could vary from those estimates.

Revenue Recognition, Policy
Revenue Recognition

Revenue from VIP gaming room promotion operations in Macau is recorded monthly based upon the Promotion Entities’ share of the net gaming wins/losses in VIP gaming rooms. Revenue from VIP operations in Australia is based upon a fixed commission as a percentage of rolling chip turnover.

Additionally, the Promotion Entities in Macau earn revenues based upon percentages of non-negotiable chips exchanged in the VIP gaming rooms (typically 0.05%), which is available to offset costs incurred for accommodations, food and beverage and other services furnished to players and is included in gross revenues.  These revenues are included in revenue from VIP gaming room promotion operations in the accompanying consolidated statements of operations.

The win rate is the percentage of rolling chip turnover exchanged in the VIP gaming room that is won by the casino (gross wins and losses divided by rolling chip turnover). Win rate and total rolling chip turnover in the Group’s VIP gaming rooms for the three and six month periods ended June 30, 2016 and 2015 are as follows:

	For the Three Months Ended		For the Six Months Ended
	June 30, 2016	June 30, 2015	June 30, 2016	June 30, 2015
Win rate	2.69%	2.73%	3.03%	3.54%

Total rolling chip turnover	$859,794,000	$1,736,822,000	$2,058,015,000	$3,932,485,000

Vip Gaming Room Cage and Marker Accounting Policy
VIP Gaming Room Cage and Marker Accounting

In the VIP gaming rooms, VIP gaming patrons primarily purchase non-negotiable chips from the cage either with cash, cash chips, cashier’s order, or markers (short term, non-interest bearing loans). Non-negotiable chips can only be used to make wagers. Winning wagers are paid in cash chips. If the VIP gaming patrons continue to play, they must exchange the cash chips for non-negotiable chips, which is the basis for commission.  The exchange of the non-negotiable chips by the VIP gaming patrons in the VIP gaming room is recorded as rolling chip turnover and provides a basis for measuring VIP gaming room win percentage. It is customary in Macau to measure VIP gaming room play using this rolling chip method.

A VIP gaming patron can be a player, a junket agent or a super-agent who purchase non-negotiable chips in cash from the Promotion Entities in Macau, allowing the super-agent to assume some of the risk of gaming losses or received increased commission as a result of gaming wins. Whoever signs on the marker and takes delivery of the non-negotiable chips at the casino cage and carries them over to the game table is the borrower. It is also common practice that the VIP gaming patron taking delivery of the non-negotiable chips shares the chips with other VIP gaming patrons for the purpose of achieving a higher rolling volume (if the VIP gaming patron is a junket agent, they are entitled to receive commission even when the non-negotiable chips are wagered by third parties acquainted with them) without receiving immediate payment in cash for the non-negotiable chips. Under Macau law, licensed gaming promoters are permitted to extend credit to VIP gaming patrons creating a civil obligation to pay.

The Group, through the Promotion Entities, extends credit to junket agents. A majority of the Group’s consolidated markers receivable are owed by junket agents from Macau and the rest are primarily in mainland China. In addition to enforceability issues, the collectability of markers receivable from foreign junket agents is affected by a number of factors including changes in economic conditions in the junket agents’ home countries.

The Group may not be able to collect all of their markers receivable from the junket agents. Management expects that the Group will be able to enforce these obligations only in a limited number of jurisdictions, including Macau and Hong Kong. To the extent that junket agents of the Group, through the Promotion Entities, are from other jurisdictions, the Group may not have access to a forum in which they will be able to collect all of their markers receivable because, among other reasons, courts of many jurisdictions do not enforce gaming debts and the Group may encounter forums that will refuse to enforce such debts. The Group’s inability to collect gaming debts could have a significant negative impact on their operating results.

The following is a summary of an aging of the Company’s markers receivable by jurisdiction that may refuse to enforce such debts:

		% of total		% of total
	June 30,	markers	December 31,	markers
Jurisdiction/Aging	2016	receivable	2015	receivable
PRC
0-30 days	$5,305,754		$10,405,378
31-60 days	5,838,005		8,907,468
61-90 days	9,016,045		9,906,074
91-180 days	32,151,556		28,120,968
Greater than 180 days	-		-
Total	$52,311,360	33%	$57,339,888	34%

The Group regularly evaluates the allowance for uncollectible marker receivable based on a specific review of junket agent accounts as well as management’s prior experience with collection trends in the casino industry and current economic and business conditions. Upon the acquisition of King’s Gaming, Mr. Mok has guaranteed the collection of all markers receivable attributable to Mr. Mok and his network of junket agents at both King’s Gaming’s existing VIP gaming room and the Company’s existing and future VIP gaming rooms for as long as he is employed by the Company. Upon the acquisition of Bao Li Gaming, Mr. Lou and Mr. Lei guaranteed the collection of all markers receivable attributable to them and their network of junket agents at both Bao Li Gaming’s existing VIP gaming room and the Company’s existing and future VIP gaming rooms through December 31, 2015. Upon the acquisition of the Oriental VIP room, Mr. Vong Veng Im guaranteed the collection of all markers receivable attributable to the Collaborator and his network of junket agents at both the Oriental VIP Room and the Company’s existing and future VIP gaming rooms through June 30, 2016. Upon the acquisition of the profit interest of the Crown Australia Junket Operator, Mr. Lou Kan Kuong guaranteed the collection of all markers receivable attributable to the Crown Australia operation and his network of junket agents at Crown Australia, Melbourne and Perth for so long as he is employed by the Company or the termination of the Australia junket business, whichever is earlier.

Based on the management’s assessment of markers receivable collectability considering factors such as subsequent payment, nationality of junket agent, recent rolling record, past collection experience and fluctuation in the outstanding balance in the subsequent period, the Company provided an allowance for doubtful accounts in the amount of approximately US$21,461,000 as of June 30, 2016 as a result of lengthening of the collection period as well as difficulty in collecting certain markers receivable. It is reasonably possible that the Company’s estimate of the allowance for doubtful accounts will change. As of December 31, 2015, there is no allowance for uncollectible markers receivable.

Three junket agents, individually, accounted for approximately 12%, 11% and 10% of markers receivable as of June 30, 2016. Two junket agents accounted for approximately 13% and 11% of markers receivable as of December 31, 2015.

Fair Value of Financial Instruments, Policy
Fair Value of Financial Instruments

FASB ASC Topic 820 “Fair Value Measurements and Disclosures” defines fair value, the methods used to measure fair value and the expanded disclosures about fair value measurements. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between the buyer and the seller at the measurement date. In determining fair value, the valuation techniques consistent with the market approach, income approach and cost approach shall be used to measure fair value. FASB ASC Topic 820 establishes a fair value hierarchy for inputs, which represent the assumptions used by the buyer and seller in pricing the asset or liability. These inputs are further defined as observable and unobservable inputs. Observable inputs are those that buyer and seller would use in pricing the asset or liability based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company’s assumptions about the inputs that the buyer and seller would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 —
Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Valuation adjustments and block discounts are not being applied. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these assets and liabilities does not entail a significant degree of judgment.

Level 2 —
Valuations based on (i) quoted prices in active markets for similar assets and liabilities, (ii) quoted prices in markets that are not active for identical or similar assets, (iii) inputs other than quoted prices for the assets or liabilities, or (iv) inputs that are derived principally from or corroborated by market through correlation or other means.

Level 3 —	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

For certain of the Group's financial instruments, none of which are held for trading purposes, including cash and cash equivalents, accounts receivable, markers receivable, certain other current assets, lines of credit payable, accrued expenses, and loan payable to shareholders, the carrying values of these financial instruments approximate their fair value due to their short maturities.  The contingent purchase price obligations-King’s Gaming, Bao Li Gaming and Oriental VIP Room acquisitions were initially recognized for the fair values of the acquisition contingent consideration and are adjusted to the fair value at each subsequent reporting date (see Note 8, Note 9 and Note 10).

At least annually, management determines if the current valuation techniques used in the fair value measurements are still appropriate and evaluates and adjusts the unobservable inputs used in the fair value measurements based on current market conditions and other information. There were no changes in the valuation techniques during the six months period ended June 30, 2016.

The following are the classes of assets and liabilities measured at fair value:

Recurring fair value measurements:

		Fair Value Measurements Using
		Quoted
		Prices in
		Active				Total Gains
		Markets			Total Gains	(Losses) for
		for	Significant		for the Six	the Three
		Identical	Other	Significant	Months	Months
	As of June	Liabilities	Observable	Unobservable	Ended June	Ended June
	30, 2015	(Level 1)	Inputs (Level 2)	Inputs (Level 3)	30, 2015	30, 2015

Fair Value of Contingent Consideration:

Oriental VIP Room	$31,844,063	$-	$-	$31,844,063	$9,568,301	$(9,151)

Bao Li Gaming	$15,875,684	$-	$-	$15,875,684	$3,757,513	$253,280

Total recurring fair value measurements					$13,325,814	$244,129

There is no contingent consideration for the three months and six months ended June 30, 2016.

Non-recurring fair value measurements:

Fair Value Measurements Using
Quoted
Prices in
		Active			Total	Total
		Markets			(Losses) for	(Losses) for
		for	Significant		the Six	the Three
		Identical	Other	Significant	Months	Months
	As of June	Liabilities	Observable	Unobservable	Ended June	Ended June
	30, 2016	(Level 1)	Inputs (Level 2)	Inputs (Level 3)	30, 2016	30, 2016

Intangible assets	$-	$-	$-	$-	$(97,279,517)	$(97,279,517)

Total non-recurring fair value measurements					$(97,279,517)	$(97,279,517)

Fair Value Measurements Using
Quoted
Prices in
		Active			Total	Total
		Markets			(Losses) for	(Losses) for
		for	Significant		the Six	the Three
		Identical	Other	Significant	Months	Months
	As of June	Liabilities	Observable	Unobservable	Ended June	Ended June
	30, 2015	(Level 1)	Inputs (Level 2)	Inputs (Level 3)	30, 2015	30, 2015

Goodwill	$-	$-	$-	$-	$(17,754,136)	$(17,754,136)

Total non-recurring fair value measurements					$(17,754,136)	$(17,754,136)

Additional information regarding the valuation technique and inputs used is as follows:

Quantitative Information about Level 3 Fair Value Measurements:

	Fair Value
	as of 6/30/2016	Valuation Techniques	Unobservable Input	Range

Intangible assets	$-	Discounted cash flow	Long-term Chip Turnover Annual Growth	(45)% – 20%

			Discount rate	18.14%

The significant unobservable inputs used in the fair value measurement of the non-cash impairment of intangible assets (consisting of non-compete agreements and profit interest agreements) are the forecasted performance results of the operations and the discount rate of the Company under the weighted average cost of capital method. The Company based its fair value estimates on assumptions it believes to be reasonable but that are unpredictable and inherently uncertain. Actual future results related to assumed variables could differ from these estimates.

	Fair Value
Contingent	as of	Valuation
Consideration	6/30/2015	Techniques	Unobservable Input	Range

Oriental VIP Room	$31,844,063	Forecasted Performance, 2015-June 2016	Chip Turnover Annual Growth	(15)% – 5%

		Monte Carlo Method	Average Simulated Share Prices	$2.23

Bao Li Gaming	$15,875,684	Forecasted Performance, 2015	Chip Turnover Annual Growth	(40)% - (10)%

		Monte Carlo Method	Average Simulated Share Prices	$2.28

The significant unobservable inputs used in the fair value measurement of the Company’s contingent consideration for the Bao Li Gaming and Oriental VIP Room acquisitions are the forecasted performance results of the operations of Bao Li Gaming and Oriental VIP Room and the simulated share prices of the Company’s ordinary shares (the “Ordinary Shares”) under the Monte Carlo method. Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement. As of June 30, 2016 and December 31, 2015, respectively, the Oriental VIP Room and Bao Li Gaming final contingent consideration was determined based upon actual performance and no future estimates are required.

Cash and Cash Equivalents, Policy
Cash and Cash Equivalents

Cash and cash equivalents consist of cash, cash chips, non-negotiable chips and short-term investments with original maturities of less than 90 days. Cash equivalents are placed with high credit quality financial institutions.

Trade and Other Accounts Receivable and Concentration Risk Credit Risk
Accounts Receivable and Concentration of Credit Risk

Accounts receivable are principally comprised of net gaming revenues, fees and incentives revenues receivable, which do not bear interest and are recorded at amounts due from the casino operators.

When deemed necessary, the Group records an allowance for doubtful accounts which represents management’s best estimate of the amount of probable credit losses in the Group’s existing accounts receivable. Management believes that all outstanding balances are collectible and therefore an allowance has not been established. Although management believes that no allowance is currently necessary, it is possible that the estimated amount of cash collections with respect to accounts receivable could change.

Earnings Per Share, Policy
Earnings Per Share

Basic net earnings (loss) per common share is computed by dividing net earnings (loss) applicable to common shareholders by the weighted-average number of common shares outstanding during the period. Diluted net earnings (loss) per common share is determined using the weighted-average number of common shares outstanding during the period, adjusted for the dilutive effect of common stock equivalents, consisting of shares that might be issued upon exercise of common stock options. In periods where losses are reported, the weighted-average number of common shares outstanding excludes common stock equivalents, because their inclusion would be anti-dilutive.

The calculations of earnings (loss) per share are computed as follows for the three and six month ended June 30,:

		Three Months		Six Months
	Three Months Ended	Ended June	Six Months Ended	Ended June
	June 30, 2016	30, 2015	June 30, 2016	30, 2015
Numerator:
Net loss attributable to Ordinary Shareholders for basic and diluted loss per share	$(125,820,294)	$(23,804,788)	$(129,315,847)	$(6,722,302)
Denominator:
Denominator for basic loss per share
- Weighted-average Ordinary Shares outstanding during the period	63,103,781	62,150,102	63,103,781	61,871,123

Denominator for diluted loss per share	63,103,781	62,150,102	63,103,781	61,871,123

Basic loss per share	$(1.99)	$(0.38)	$(2.05)	$(0.11)
Diluted loss per share	$(1.99)	$(0.38)	$(2.05)	$(0.11)

Bao Li Gaming met its rolling chip turnover target for the base earnout of $2,500,000,000 in December 2015 and 625,000 Ordinary Shares will be issued in the fourth quarter of 2016. Bao Li Gaming has also earned an additional 25,000 Ordinary Shares under the incremental earnout clause as of December 31, 2015 and the shares will be issued in the fourth quarter of 2016. The issuable Ordinary Shares have been included in basic and diluted earnings per share based on the weighted average shares for the three and six month periods ended June 30, 2016.

In 2011, the Company decided that a portion of the directors fees and officers remuneration would be paid in Ordinary Shares. The shares are to be issued in January of each year.  In November 2015, a new plan was adopted to allow for additional shares to be issued. A total of 111,730 Ordinary Shares were issued during the fourth quarter of 2015 to satisfy the Company’s obligations for 2014. A total of 145,980 Ordinary Shares were issued during second quarter of 2016 to satisfy the Company’s obligations for 2015 and have been included in basic and diluted earnings per share based on the weighted average shares for the three and six months ended June 30, 2016.

Property, Plant and Equipment, Policy
Property and Equipment

Property and equipment is stated at cost. Depreciation and amortization is recorded on a straight-line basis over the estimated useful lives of the assets ranging from two to five years, which do not exceed the lease term for leasehold improvements, if applicable.

Goodwill and Intangible Assets, Policy
Goodwill and Other Intangible Assets

The Company amortizes intangible assets over their estimated useful lives unless it is determined their lives to be indefinite. Goodwill and other intangible assets with indefinite lives are not amortized but are subject to tests for impairment at least annually. Management performs impairment tests more frequently than annually if events or circumstances indicate that the value of goodwill or intangible assets with indefinite lives might be impaired.

The following are the useful lives of the respective finite-lived intangible assets:

Bad Debt Guarantee	3 to 5.5 years	Based upon six months after the expiration of the employment agreement or at the expiration of the employment agreement

Non-Compete agreement	9 to 11.7 years	Based upon the termination date of the casino's license or June 2022

Profit interest agreement	9 to 11.7 years	Based upon the termination date of the casino's license or June 2022

Goodwill and Intangible Assets, Intangible Assets, Indefinite-Lived, Policy
Indefinite Useful Life Assets

In accordance with U.S. GAAP, the Company performs impairment testing for goodwill at least annually unless indicators of impairment exist in interim periods. The Company performs its annual test of goodwill on December 31 each year.

Goodwill impairment testing follows the two-step approach as defined in FASB ASC Topic 350, which is performed at the entity level as the Company has one reporting unit, which is gaming promotion business mainly located in Macau. The first step (“Step 1”) compares the fair value of the reporting unit to its carrying value. If the carrying value of the reporting unit exceeds its fair value, the second step of the impairment test is performed to measure the amount of impairment loss to be recognized. In the second step (“Step 2”), the fair value of the reporting unit resulting from the first step of the evaluation is allocated to the fair value of all of the assets and liabilities of the reporting unit in order to determine an implied goodwill value. This allocation is similar to the purchase price allocation performed in purchase accounting. If the carrying value of goodwill exceeds the implied fair value, the excess of the carrying value is required to be recorded as an impairment loss. The loss recognized cannot exceed the carrying value of goodwill.

Impairment or Disposal of Long-Lived Assets, Policy
Impairment of Long-lived Assets

The Company evaluates when events or circumstances indicate that the carrying amount of long-lived assets to be held and used might not be recoverable, the expected future undiscounted cash flows from the assets are estimated and compared with the carrying amount of the assets. If the sum of the estimated undiscounted cash flows was less than the carrying amount of the assets, the assets would be deemed to be impaired. The impairment loss would be measured on a location by location basis by comparing the fair value of the asset with its carrying amount. Long-lived assets that are held for disposal are reported at the lower of the assets’ carrying amount or fair value less costs related to the assets’ disposition.

Advertising Costs, Policy
Advertising Costs

Costs for advertising and marketing are expensed the first time the advertising or marketing takes place or as incurred. Advertising and marketing costs for ongoing operations are included in selling, general and administrative expense.  During the three month period ended June 30, 2016 and 2015, the Group incurred advertising costs $177,919 and $50,760, respectively. During the six month periods ended June 30, 2016 and 2015, the Group incurred advertising costs of $309,118 and $205,372, respectively.

Share-based Compensation, Option and Incentive Plans Policy
Stock-Based Compensation

The Company awards stock and other equity-based instruments to its employees, directors and consultants (collectively "share-based payments"). Compensation cost related to such awards is recorded when earned.  Ordinary Shares are issued to the directors subsequent to year end based on the average trading price prior to December 31 each year.  All of the Company's stock-based compensation is based on grants of equity instruments and no liability awards have been granted. All of the Company directors presently receive $20,000 payable in Ordinary Shares, valued at the average of the closing prices of the Ordinary Shares over the three-month period preceding the end of each fiscal year.

The shareholders approved the 2011 Omnibus Securities and Incentive Plan in December 2011 and the Board of Directors approved the 2015 Omnibus Equity Incentive Plan in November 2015 (collectively, the “Incentive Plan”). The purpose of the Incentive Plan is to assist the Company in attracting, retaining and providing incentives to key management employees and nonemployee directors, and nonemployee consultants to the Company and its affiliates, and to align the interests of such employees, nonemployee directors and nonemployee consultants with those of the Company’s shareholders. The Incentive Plan provides for the granting of Distribution Equivalent Rights, Incentive Share Options, Non-Qualified Share Options, Performance Share Awards, Performance Unit Awards, Restricted Share Awards, Restricted Share Unit Awards, Share Appreciation Rights, Tandem Share Appreciation Rights, Unrestricted Share Awards or any combination of the foregoing up to a maximum of 200,000 Ordinary Shares and 500,000 Ordinary Shares for the 2011 Incentive Plan and 2015 Incentive Plan, respectively, as may be best suited to the circumstances of the particular employee, director or consultant. On December 10, 2015, 111,730 Ordinary Shares were issued as compensation owed for 2014. On June 21, 2016, 145,980 Ordinary Shares were issued as compensation owed for 2015.

Foreign Currency Transactions and Translations Policy
Foreign Currency

The reporting currency of Iao Kun is in the United States dollar ("US $", "$", “Reporting Currency”).  The Group’s functional currency is the Hong Kong Dollar (“HKD $”, “Functional Currency”).  Monetary assets and liabilities denominated in currencies other than the Functional Currency are translated into the Functional Currency at rates of exchange prevailing at the balance sheet dates. Transactions denominated in currencies other than the Functional Currency are translated into the Functional Currency at the exchange rates prevailing on the dates of the transaction.

Exchange gains or losses arising from foreign currency transactions are included in the determination of net income (loss) for the respective period.

For financial reporting purposes, the consolidated financial statements of the Group, which are prepared using the Functional Currency, are then translated into the Reporting Currency. Assets and liabilities are translated at the exchange rates at the balance sheet dates and revenue and expenses are translated at the average exchange rates and shareholders' equity is translated at historical exchange rates. Any translation adjustments resulting are not included in determining net income (loss) but are included in foreign currency translation adjustment in other comprehensive income, a component of shareholders' equity.

	June 30,	June 30,	December 31,
	2016	2015	2015
Period end HK$:US$ exchange rate	$7.76	$7.75	$7.75
Average three-months ended HK$:US$ exchange rate	$7.76	$7.75	$-
Average six-months ended HK$:US$ exchange rate	$7.77	$7.75	$-
Average annual HK$:US$ exchange rate	$-	$-	$7.75

Comprehensive Income, Policy
Comprehensive Income

The Group follows standards for the reporting and display of comprehensive income and its components in the financial statements. Comprehensive income is defined as the change in equity of a company during the period from transactions and other events and circumstances excluding transactions resulting from investments from owners and distributions to owners. Accumulated other comprehensive income, as presented on the accompanying consolidated statements of changes in equity, is the cumulative foreign currency translation adjustment.

Economic and Political Risks
Economic and political risks

The Group’s current operations are mainly conducted in Macau and Hong Kong. Accordingly, the Group’s consolidated financial condition and results of operations may be influenced by the political, economic and legal environment in the PRC and by the general state of the PRC economy.

The Group’s operations in Macau and Hong Kong are subject to special considerations and significant risks not typically associated with companies in North America and Western Europe. These include risks associated with, among others, the political, economic and legal environment and foreign currency exchange. The Group’s consolidated results may be adversely affected by changes in the political and social conditions in the PRC and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion, remittances abroad and rates and methods of taxation, among other things.

New Accounting Pronouncements, Policy
Recently Issued Accounting Pronouncements

Management does not believe that any recently issued, but not yet effective accounting pronouncements, if adopted, would have a material effect on the accompanying financial statements.